As filed with the Securities and Exchange Commission on November 21, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 - September 30, 2008

Item 1. Schedule of Investments.

Transamerica Premier Balanced Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.8%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$7,342	$7,435
5.00%, due 05/15/2037 ^	780	868
U.S. Treasury Inflation Indexed Note, TIPS
1.38%, due 07/15/2018 ^	1,362	1,258
U.S. Treasury Note
3.13%, due 08/31/2013	680	685
3.50%, due 08/15/2009	1,500	1,520
4.00%, due 08/15/2018 ^	2,267	2,299
Total U.S. Government Obligations (cost $13,749)		14,065

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.3%)
Fannie Mae
5.00%, due 04/25/2034	3,210	3,147
5.50%, due 04/01/2038	3,800	3,792
Freddie Mac
4.25%, due 10/15/2026	1,291	1,288
5.00%, due 10/15/2030 - 11/15/2032	6,432	6,406
5.35%, due 11/14/2011	5,000	5,012
Total U.S. Government Agency Obligations (cost $19,486)		19,645

MORTGAGE-BACKED SECURITIES (2.6%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,990	1,723
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	910	759
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036 -144A	1,778	1,733
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	2,019	1,758
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A	1,770	1,719
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,946	1,703
Series 2007-C32, Class H
5.74%, due 06/15/2049 -144A	570	185
Total Mortgage-Backed Securities (cost $10,947)		9,580

ASSET-BACKED SECURITY (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	1,465	1,455
Total Asset-Backed Security (cost $1,465)		1,455

CORPORATE DEBT SECURITIES (21.3%)
Aerospace & Defense (0.2%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	939	869
Air Freight & Logistics (0.4%)
Federal Express Corp.
9.65%, due 06/15/2012	1,330	1,504
Airlines (0.3%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	638	612
Delta Air Lines, Inc.
7.57%, due 11/18/2010	585	529
Automobiles (0.3%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	1,280	1,294
Beverages (1.5%)
Coca-Cola Enterprises, Inc.
3.40%, due 05/06/2011 *	1,340	1,338
Diageo Capital PLC
5.75%, due 10/23/2017	1,091	1,047
Molson Coors Capital Finance
4.85%, due 09/22/2010	1,345	1,350
Sabmiller PLC
6.20%, due 07/01/2011 -144A	1,270	1,302
Capital Markets (0.8%)
Lazard Group
7.13%, due 05/15/2015	1,070	929
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,260	1,135
Nuveen Investments, Inc.
5.00%, due 09/15/2010	735	610
Chemicals (1.1%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	1,150	1,148
Lubrizol Corp.
4.63%, due 10/01/2009	1,640	1,632
PPG Industries, Inc.
5.75%, due 03/15/2013	1,350	1,338
Commercial Banks (1.3%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A Ž	1,090	958
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	650	596
M&I Marshall & Ilsley Bank
3.08%, due 12/04/2012 *	700	561
PNC Bank NA
6.00%, due 12/07/2017	425	385
6.88%, due 04/01/2018	745	714
Sumitomo Mitsui Banking Corp.
5.63%, due 10/15/2015 -144A Ž	575	459
Wells Fargo Bank NA
5.75%, due 05/16/2016	1,000	926
Construction Materials (0.1%)
Lafarge SA
7.13%, due 07/15/2036	604	516
Consumer Finance (1.3%)
Discover Financial Services
3.35%, due 06/11/2010 *	1,173	947
John Deere Capital Corp.
3.57%, due 06/10/2011 *	1,440	1,443
4.88%, due 03/16/2009	2,275	2,276
Containers & Packaging (0.2%)
Rexam PLC
6.75%, due 06/01/2013 -144A	880	878
Diversified Financial Services (1.8%)
American Express Credit Corp.
5.11%, due 05/27/2010 *	700	658

	Principal	Value
Diversified Financial Services (continued)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A	$1,290	$1,274
Bank of America Corp.
5.75%, due 12/01/2017	510	432
Citigroup, Inc.
6.13%, due 05/15/2018	680	563
8.40%, due 04/30/2018 Ž	740	504
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	706	666
Pemex Finance, Ltd.
9.03%, due 02/15/2011	540	564
Textron Financial Corp.
6.00%, due 11/20/2009	1,950	1,973
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
4.13%, due 09/15/2009	1,230	1,220
Telefonica Europe BV
7.75%, due 09/15/2010	1,200	1,225
Verizon Global Funding Corp.
7.25%, due 12/01/2010	1,340	1,394
Electric Utilities (0.5%)
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	1,255	1,186
Southern California Edison Co.
5.95%, due 02/01/2038	625	569
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	725	665
Food & Staples Retailing (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	650	637
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	1,140	1,070
Food Products (0.9%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	825	646
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	1,240	1,238
Cargill, Inc.
5.60%, due 09/15/2012 -144A	1,154	1,140
Michael Foods, Inc.
8.00%, due 11/15/2013	500	485
Hotels, Restaurants & Leisure (0.5%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015 ^	500	383
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	715	694
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	668	570
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	580	580
Independent Power Producers & Energy Traders (0.3%)
Empresa Nacional de Electricidad SA
8.50%, due 04/01/2009	1,200	1,217
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 -144A	1,270	1,263
Insurance (0.6%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	1,100	934
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A Ž	460	350
Travelers Cos., Inc.
6.75%, due 06/20/2036	770	712
IT Services (0.2%)
Aramark Corp.
8.50%, due 02/01/2015 ^	600	564
Machinery (0.6%)
Siemens Financierings NV
5.50%, due 02/16/2012 -144A	1,530	1,543
Tyco Electronics Group SA
6.55%, due 10/01/2017	934	899
Media (0.5%)
Comcast Corp.
7.05%, due 03/15/2033	420	377
News America Holdings, Inc.
7.75%, due 12/01/2045	480	451
Time Warner Cable, Inc.
6.75%, due 07/01/2018	1,220	1,139
Metals & Mining (0.3%)
Arcelormittal
5.38%, due 06/01/2013 —144A	1,050	992
Multiline Retail (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	400	335
Target Corp.
7.00%, due 01/15/2038	589	554
Multi-Utilities (0.4%)
Sempra Energy
4.75%, due 05/15/2009	1,330	1,330
Oil, Gas & Consumable Fuels (2.1%)
Conoco Funding Co.
6.35%, due 10/15/2011	1,175	1,217
Enterprise Products Operating, LP
7.50%, due 02/01/2011	1,390	1,432
Husky Energy, Inc.
6.80%, due 09/15/2037	820	678
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	1,255	1,296
Petrobras International Finance Co.
5.88%, due 03/01/2018	865	786
PetroHawk Energy Corp.
9.13%, due 07/15/2013	500	470
Teppco Partners, LP
7.00%, due 06/01/2067	500	420
Valero Logistics Operations, LP
6.88%, due 07/15/2012	850	855
Weatherford International, Inc.
6.63%, due 11/15/2011	750	770
Pharmaceuticals (0.3%)
Allergan, Inc.
5.75%, due 04/01/2016	1,230	1,183
Real Estate Investment Trusts (1.7%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,670	1,643
Hospitality Properties Trust
6.75%, due 02/15/2013	1,213	1,106
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	1,646	1,623

	Principal	Value
Real Estate Investment Trusts (continued)
Weingarten Realty Investors
5.26%, due 05/15/2012	$1,000	$983
Westfield Group
5.40%, due 10/01/2012 -144A	1,250	1,155
Real Estate Management & Development (0.1%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	537	522
Road & Rail (0.5%)
Erac USA Finance Co.
6.38%, due 10/15/2017 -144A	775	616
Hertz Corp.
8.88%, due 01/01/2014	470	405
Union Pacific Corp.
5.70%, due 08/15/2018	925	861
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	480	460
Total Corporate Debt Securities (cost $83,705)		78,773

	Shares
COMMON STOCKS (64.7%)
Aerospace & Defense (1.2%)
Boeing Co. ^	80,000	4,588
Air Freight & Logistics (1.8%)
Expeditors International of Washington, Inc. ^	190,000	6,620
Auto Components (3.5%)
BorgWarner, Inc.	155,000	5,079
Johnson Controls, Inc.	250,000	7,582
Automobiles (0.9%)
Daimler AG ^	65,000	3,283
Biotechnology (1.8%)
Gilead Sciences, Inc. ‡	150,000	6,837
Capital Markets (7.0%)
BlackRock, Inc. ^	28,000	5,446
Charles Schwab Corp.	400,000	10,400
Merrill Lynch & Co., Inc.	200,000	5,060
T. Rowe Price Group, Inc. ^	90,000	4,834
Chemicals (1.1%)
Sigma-Aldrich Corp.	80,000	4,194
Communications Equipment (3.1%)
Qualcomm, Inc.	185,000	7,949
Research In Motion, Ltd. ‡	50,000	3,415
Computers & Peripherals (2.6%)
Apple, Inc. ‡	85,000	9,661
Construction & Engineering (3.1%)
Jacobs Engineering Group, Inc. ‡	208,000	11,296
Consumer Finance (1.4%)
American Express Co. ^	150,000	5,314
Diversified Financial Services (1.7%)
CME Group, Inc. ^	17,000	6,316
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	240,000	7,702
Electronic Equipment & Instruments (2.6%)
Tyco Electronics, Ltd.	350,000	9,681
Energy Equipment & Services (1.1%)
Schlumberger, Ltd. ^	50,000	3,905
Food & Staples Retailing (1.8%)
Costco Wholesale Corp. ^	100,000	6,493
Health Care Equipment & Supplies (3.1%)
Becton Dickinson & Co. ^	73,000	5,859
Varian Medical Systems, Inc. ‡ ^	100,000	5,713
Industrial Conglomerates (1.1%)
General Electric Co.	155,000	3,952
Internet & Catalog Retail (1.6%)
Amazon.com, Inc. ‡ ^	80,000	5,821
Internet Software & Services (1.8%)
Google, Inc. ‡	17,000	6,809
Machinery (7.0%)
Caterpillar, Inc. ^	123,000	7,331
Kennametal, Inc.	300,000	8,136
PACCAR, Inc.	275,000	10,502
Multiline Retail (1.2%)
Nordstrom, Inc. ^	150,000	4,323
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	90,000	4,366
Pharmaceuticals (1.0%)
Allergan, Inc. ^	75,000	3,863
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp. ^	82,000	7,579
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	320,000	5,994
Software (3.8%)
Adobe Systems, Inc. ‡	220,000	8,683
Salesforce.com, Inc. ^	114,980	5,565
Trading Companies & Distributors (2.5%)
WW Grainger, Inc.	105,000	9,132
Total Common Stocks (cost $238,741)		239,283

	Principal
REPURCHASE AGREEMENT (0.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $3,179 on 10/01/2008 à •	$3,179	3,179
Total Repurchase Agreement (cost $3,179)		3,179

	Shares
SECURITIES LENDING COLLATERAL (17.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	65,999,323	65,999
Total Securities Lending Collateral (cost $65,999)		65,999

Total Investment Securities (cost $437,271) #		$431,979

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $64,578.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
*	Floating or variable rate note. Rate is listed as of 09/30/2008.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.81%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $3,243.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $437,271. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,385 and $40,677, respectively. Net unrealized depreciation for tax purposes is $5,292.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2008, these securities aggregated $17,856, or 4.83% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflation-Protected Security

Transamerica Premier Cash Reserve Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	value
COMMERCIAL PAPER (100.2%)
Beverages (4.8%)
Coca-Cola Co.
2.10%, due 10/27/2008	$800	$799
2.50%, due 10/8/2008	2,900	2,899
Commercial Banks (28.1%)
Barclays Bank PLC
2.70%, due 10/23/2008	2,450	2,446
Canadian Imperial Holdings
2.64%, due 10/31/2008	2,000	1,996
2.80%, due 10/8/2008	1,900	1,899
Royal Bank of Scotland PLC
2.77%, due 10/21/2008 -144A	900	899
2.63%, due 11/4/2008	1,300	1,297
2.75%, due 11/6/2008	1,700	1,695
Toronto Dominion Holdings
2.47%, due 10/21/2008 - 144A	700	699
2.63%, due 10/24/2008 - 144A	1,800	1,797
2.63%, due 10/28/2008 - 144A	1,200	1,198
UBS Finance, Inc.
2.80%, due 10/27/2008 - 11/10/2008	4,000	3,989
Wells Fargo & Co.
2.40%, due 10/3/2008	300	300
2.59%, due 11/12/2008	3,350	3,340
Computers & Peripherals (4.8%)
IBM Capital, Inc.
1.92%, due 10/24/2008 - 144A	3,700	3,695
Diversified Financial Services (56.6%)
Alpine Securitization
2.47%, due 10/3/2008 - 144A	2,150	2,150
2.75%, due 10/24/2008 - 144A	1,800	1,797
American Express Credit Corp.
2.64%, due 10/06/2008 - 10/30/2008	3,900	3,896
American Honda Finance Corp.
2.10%, due 10/9/2008	1,700	1,699
2.65%, due 10/1/2008	2,000	2,000
Ciesco LLC
2.63%, due 10/23/2008 - 144A	3,500	3,494
2.75%, due 10/16/2008 - 144A	400	400
General Electric Capital Corp.
2.47%, due 10/22/2008	3,100	3,095
Merrill Lynch & Co., Inc.
2.86%, due 10/2/2008	2,650	2,650
2.87%, due 10/9/2008	1,300	1,299
Old Line Funding LLC
1.67%, due 11/3/2004 - 144A	2,450	2,444
2.70%, due 10/7/2008 - 144A	1,500	1,499
PACCAR Financial Corp.
2.00%, due 10/02/2008 - 10/6/2008	3,750	3,750
Rabobank USA Finance
2.67%, due 11/10/2008	700	698
2.68%, due 11/25/2008	3,000	2,988
Ranger Funding Co. LLC
2.45%, due 10/10/2008 - 144A	2,021	2,020
Sheffield Receivables
2.72%, due 10/27/2008 - 144A	1,550	1,547
Toyota Motor Credit
2.40%, due 10/10/2008	1,500	1,499
2.52%, due 11/18/2008	950	947
2.60%, due 10/7/2008	1,300	1,299
Unilever Capital
2.47%, due 10/1/2008 - 144A	2,400	2,400
Food Products (4.8%)
Nestle Capital Corp.
2.12%, due 10/23/2008 - 144A	2,200	2,197
2.17%, due 11/14/2008 - 144A	1,450	1,446
Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.
2.00%, due 10/1/2008 - 144A	865	865
Total Commercial Paper (cost $77,027)		77,027

REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $67 on 10/01/2008 à •	67	67
Total Repurchase Agreement (cost $67)		67

Total Investment Securities (cost $77,094) #		$77,094

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.81%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $70.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#	Aggregate cost for federal income tax purposes is $77,094.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $30,547, or 39.76% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Premier Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.1%)
Aerospace & Defense (5.2%)
Boeing Co.	44,000	$2,523
Lockheed Martin Corp.	45,000	4,935
Precision Castparts Corp. ^	70,000	5,515
Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc. ^	100,000	3,484
Auto Components (5.6%)
BorgWarner, Inc.	200,000	6,554
Johnson Controls, Inc.	232,000	7,037
Automobiles (0.9%)
Daimler AG	45,000	2,273
Beverages (1.2%)
PepsiCo, Inc.	40,000	2,851
Capital Markets (10.1%)
BlackRock, Inc. -Class A ^	32,000	6,224
Charles Schwab Corp.	320,000	8,320
Merrill Lynch & Co., Inc.	110,000	2,783
T. Rowe Price Group, Inc. ^	140,000	7,519
Chemicals (5.7%)
Ecolab, Inc.	75,000	3,639
Monsanto Co.	52,000	5,147
Sigma-Aldrich Corp. ^	100,000	5,242
Communications Equipment (1.1%)
Qualcomm, Inc. ^	65,000	2,793
Computers & Peripherals (6.6%)
Apple, Inc. ‡	80,000	9,093
Hewlett-Packard Co. ^	155,000	7,167
Construction & Engineering (2.5%)
Jacobs Engineering Group, Inc. ‡	115,000	6,246
Consumer Finance (1.1%)
American Express Co. ^	75,000	2,657
Diversified Financial Services (3.7%)
CME Group, Inc. -Class A ^	12,000	4,458
JPMorgan Chase & Co.	100,000	4,670
Diversified Telecommunication Services (3.3%)
Verizon Communications, Inc.	255,000	8,183
Electronic Equipment & Instruments (2.6%)
Tyco Electronics, Ltd.	230,000	6,362
Energy Equipment & Services (0.9%)
Schlumberger, Ltd. ^	30,000	2,343
Food & Staples Retailing (2.8%)
Costco Wholesale Corp. ^	105,000	6,818
Health Care Equipment & Supplies (2.1%)
Becton Dickinson & Co.	65,000	5,217
Internet & Catalog Retail (2.1%)
Amazon.com, Inc. ‡ ^	70,000	5,093
Internet Software & Services (2.8%)
Google, Inc. -Class A ‡	17,000	6,809
Machinery (8.0%)
Caterpillar, Inc.	61,300	3,653
Donaldson Co., Inc. ^	100,000	4,191
Kennametal, Inc.	200,000	5,424
PACCAR, Inc.	165,000	6,301
Media (2.7%)
Walt Disney Co. ^	215,000	6,598
Multiline Retail (1.1%)
Nordstrom, Inc. ^	90,000	2,594
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	60,000	2,911
Real Estate Investment Trusts (2.4%)
Plum Creek Timber Co., Inc. ^	120,000	5,983
Road & Rail (2.3%)
Burlington Northern Santa Fe Corp. ^	60,000	5,546
Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp. ^	250,000	4,682
Software (5.8%)
Activision Blizzard, Inc. ‡	160,000	2,469
Adobe Systems, Inc. ‡	150,000	5,920
Salesforce.com, Inc. ‡ ^	120,000	5,808
Textiles, Apparel & Luxury Goods (3.2%)
Nike, Inc. -Class B ^	117,000	7,827
Trading Companies & Distributors (2.8%)
WW Grainger, Inc. ^	80,000	6,958
Total Common Stocks (cost $229,716)		228,820

	Principal
REPURCHASE AGREEMENT (4.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $9,811 on 10/01/2008 à •	$9,811	9,811
Total Repurchase Agreement (cost $9,811)		9,811

	Shares
SECURITIES LENDING COLLATERAL (18.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	45,021,039	45,021
Total Securities Lending Collateral (cost $45,021)		45,021

Total Investment Securities (cost $284,548) #		$283,652

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $44,059.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.69% to 4.72%, maturity dates of 08/01/2035, and with a total market value plus accrued interest of $10,010.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $284,548. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,157 and $21,053, respectively. Net unrealized depreciation for tax purposes is $896.

Transamerica Premier Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (6.0%)
Boeing Co.	305,000	$17,492
Raytheon Co.	600,000	32,106
Air Freight & Logistics (3.0%)
Expeditors International of Washington, Inc.	700,000	24,388
Auto Components (5.4%)
BorgWarner, Inc.	420,000	13,763
Johnson Controls, Inc. ^	1,000,000	30,330
Automobiles (3.0%)
Daimler AG ^	490,000	24,745
Biotechnology (3.6%)
Gilead Sciences, Inc. ‡	650,000	29,627
Capital Markets (4.1%)
State Street Corp. à	155,000	8,816
T. Rowe Price Group, Inc. ^	450,000	24,169
Chemicals (9.6%)
Ecolab, Inc.	220,000	10,674
Praxair, Inc.	600,000	43,044
Sigma-Aldrich Corp. ^	475,000	24,899
Commercial Banks (2.3%)
Wells Fargo & Co. ^	495,000	18,577
Communications Equipment (6.1%)
Qualcomm, Inc.	540,000	23,204
Research In Motion, Ltd. ‡	400,000	27,320
Computers & Peripherals (4.8%)
Apple, Inc. ‡	345,000	39,213
Construction & Engineering (3.5%)
Jacobs Engineering Group, Inc. ‡	525,000	28,513
Consumer Finance (2.4%)
American Express Co. ^	550,000	19,487
Diversified Financial Services (2.4%)
CME Group, Inc. -Class A ^	54,000	20,062
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	610,000	17,031
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd. ^	1,000,000	27,660
Energy Equipment & Services (2.5%)
Schlumberger, Ltd.	260,000	20,303
Health Care Equipment & Supplies (5.7%)
Becton Dickinson & Co.	292,000	23,436
Varian Medical Systems, Inc. ‡	400,000	22,852
Industrial Conglomerates (2.3%)
General Electric Co.	750,000	19,125
Internet & Catalog Retail (3.4%)
Amazon.com, Inc. ‡ ^	380,000	27,649
Internet Software & Services (4.5%)
Google, Inc. -Class A ‡	92,000	36,848
Machinery (6.2%)
Caterpillar, Inc.	425,000	25,330
PACCAR, Inc.	675,000	25,778
Multiline Retail (2.4%)
Nordstrom, Inc. ^	680,000	19,598
Oil, Gas & Consumable Fuels (1.3%)
Petroleo Brasileiro SA ADR	240,000	10,548
Pharmaceuticals (2.3%)
Allergan, Inc. ^	370,000	19,055
Road & Rail (3.5%)
Union Pacific Corp. ^	400,000	28,464
Software (1.5%)
Electronic Arts, Inc. ‡	333,000	12,318
Total Common Stocks (cost $893,360)		796,424

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $15,135 on 10/01/2008 à •	$15,135	15,135
Total Repurchase Agreement (cost $15,135)		15,135

	Shares
SECURITIES LENDING COLLATERAL (10.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	81,923,711	81,924
Total Securities Lending Collateral (cost $81,924)		81,924

Total Investment Securities (cost $990,419) #		$893,483

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $80,039.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 4.69%, maturity dates of 08/01/2035, and with a total market value plus accrued interest of $15,439.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $990,419. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,721 and $148,657, respectively. Net unrealized depreciation for tax purposes is $96,936.

DEFINTION:

ADR        American Depositary Receipt

Transamerica Premier Focus Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (89.3%)
Air Freight & Logistics (2.6%)
CH Robinson Worldwide, Inc. ^	34,500	$1,758
Auto Components (2.1%)
BorgWarner, Inc.	35,200	1,153
Tenneco, Inc. ‡ ^	26,500	282
Beverages (0.8%)
Cia de Bebidas das Americas ADR	10,000	546
Biotechnology (3.0%)
Gilead Sciences, Inc. ‡ ^	43,200	1,969
Capital Markets (2.9%)
T. Rowe Price Group, Inc. ^	35,600	1,912
Chemicals (1.7%)
Praxair, Inc. ^	15,500	1,112
Commercial Banks (1.6%)
Wintrust Financial Corp. ^	35,800	1,051
Commercial Services & Supplies (4.2%)
Ritchie Bros. Auctioneers, Inc.	119,525	2,792
Communications Equipment (10.1%)
Polycom, Inc. ‡ ^	68,000	1,573
Qualcomm, Inc. ^	83,450	3,586
Research In Motion, Ltd. ‡ ^	22,000	1,502
Computers & Peripherals (6.7%)
Apple, Inc. ‡	39,325	4,470
Diversified Consumer Services (10.9%)
Strayer Education, Inc. ^	36,165	7,242
Diversified Financial Services (4.3%)
CME Group, Inc. -Class A ^	4,490	1,668
JPMorgan Chase & Co.	25,250	1,179
Electrical Equipment (0.7%)
Polypore International, Inc. ‡	22,065	475
Electronic Equipment & Instruments (2.3%)
FLIR Systems, Inc. ‡ ^	39,000	1,498
Energy Equipment & Services (1.9%)
Schlumberger, Ltd.	16,000	1,249
Health Care Equipment & Supplies (0.8%)
Arthrocare Corp. ‡ ^	18,300	507
Health Care Providers & Services (1.9%)
Nighthawk Radiology Holdings ‡ ^	172,000	1,242
Hotels, Restaurants & Leisure (1.4%)
Peet’s Coffee & Tea, Inc. ‡ ^	34,000	949
Industrial Conglomerates (2.1%)
General Electric Co.	55,000	1,403
Internet & Catalog Retail (5.7%)
Amazon.com, Inc. ‡ ^	51,605	3,755
Internet Software & Services (7.6%)
Google, Inc. -Class A ‡ ^	9,980	3,997
Valueclick, Inc. ‡ ^	101,265	1,036
IT Services (3.8%)
Alliance Data Systems Corp. ‡ ^	26,900	1,705
NeuStar, Inc. -Class A ‡ ^	41,400	823
Oil, Gas & Consumable Fuels (3.0%)
Petroleo Brasileiro SA ADR	20,600	905
Petroleo Brasileiro SA ADR -Class A	29,300	1,097
Pharmaceuticals (2.3%)
Allergan, Inc. ^	30,300	1,561
Software (2.9%)
Macrovision Solutions Corp. ‡ ^	126,666	1,948
Wireless Telecommunication Services (2.0%)
Metropcs Communications, Inc. ‡ ^	95,000	1,329
Total Common Stocks (cost $61,561)		59,274

	Principal
REPURCHASE AGREEMENT (11.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $7,922 on 10/1/2008 à •	$7,922	7,922
Total Repurchase Agreement (cost $7,922)		7,922

	Shares
SECURITIES LENDING COLLATERAL (19.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	12,910,503	12,911
Total Securities Lending Collateral (cost $12,911)		12,911

Total Investment Securities (cost $82,394) #		$80,107

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $12,610.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 4.81%, maturity dates ranging from 08/01/2035 to 09/01/2035, and with a total market value plus accrued interest of $8,080.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $82,394. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,356 and $9,643, respectively. Net unrealized depreciation for tax purposes is $2,287.

DEFINITION:

ADR       American Depositary Receipt

Transamerica Premier Growth Opportunities Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Aerospace & Defense (3.0%)
Precision Castparts Corp.	25,700	$2,024
Rockwell Collins, Inc. ^	23,700	1,140
Air Freight & Logistics (6.4%)
CH Robinson Worldwide, Inc. ^	77,000	3,924
Expeditors International of Washington, Inc.	83,000	2,892
Auto Components (3.3%)
BorgWarner, Inc.	108,000	3,539
Capital Markets (4.7%)
Greenhill & Co., Inc. ^	19,000	1,401
T. Rowe Price Group, Inc. ^	67,450	3,623
Commercial Banks (3.3%)
Cullen/Frost Bankers, Inc.	23,000	1,380
Signature Bank ‡ ^	61,600	2,149
Commercial Services & Supplies (1.6%)
FTI Consulting, Inc. ‡ ^	11,600	838
Ritchie Bros. Auctioneers, Inc.	36,000	841
Communications Equipment (3.4%)
Foundry Networks, Inc. ‡	64,000	1,165
Polycom, Inc. ‡ ^	105,000	2,429
Construction & Engineering (2.3%)
Jacobs Engineering Group, Inc. ‡	44,467	2,415
Diversified Consumer Services (4.9%)
Strayer Education, Inc. ^	26,000	5,207
Diversified Financial Services (1.9%)
CME Group, Inc. -Class A	5,300	1,969
Electronic Equipment & Instruments (3.4%)
FLIR Systems, Inc. ‡ ^	22,000	845
Trimble Navigation, Ltd. ‡ ^	104,662	2,707
Energy Equipment & Services (3.4%)
Cameron International Corp. ‡ ^	76,700	2,956
Oceaneering International, Inc. ‡ ^	12,700	677
Health Care Equipment & Supplies (7.2%)
Hologic, Inc. ‡ ^	59,200	1,144
Idexx Laboratories, Inc. ‡ ^	28,920	1,585
Intuitive Surgical, Inc. ‡ ^	14,200	3,422
Varian Medical Systems, Inc. ‡ ^	25,300	1,445
Health Care Technology (0.9%)
Cerner Corp. ‡ ^	20,500	915
Hotels, Restaurants & Leisure (1.1%)
Burger King Holdings, Inc. ^	46,000	1,130
Internet Software & Services (0.4%)
Valueclick, Inc. ‡	45,000	460
IT Services (2.9%)
Alliance Data Systems Corp. ‡ ^	18,000	1,141
NeuStar, Inc. -Class A ‡ ^	97,000	1,929
Life Sciences Tools & Services (8.0%)
Covance, Inc. ‡ ^	53,800	4,757
Techne Corp. ‡ ^	51,567	3,719
Machinery (6.3%)
Donaldson Co., Inc. ^	92,700	3,885
Kennametal, Inc.	103,000	2,793
Media (4.3%)
Lamar Advertising Co. -Class A ‡ ^	90,500	2,795
Morningstar, Inc. ‡ ^	32,160	1,784
Multiline Retail (1.2%)
Saks, Inc. ‡ ^	140,000	1,295
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	24,150	1,035
Real Estate Investment Trusts (0.7%)
Plum Creek Timber Co., Inc. ^	15,000	748
Software (9.9%)
Activision Blizzard, Inc. ‡	138,000	2,130
Informatica Corp. ‡	21,100	274
Intuit, Inc. ‡ ^	121,000	3,825
Macrovision Solutions Corp. ‡ ^	58,000	892
Salesforce.com, Inc. ‡ ^	67,300	3,257
Specialty Retail (4.5%)
Guess, Inc. ^	137,000	4,766
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc. ‡ ^	45,000	888
Trading Companies & Distributors (4.8%)
WW Grainger, Inc. ^	57,922	5,038
Total Common Stocks (cost $102,757)		101,173

	Principal
REPURCHASE AGREEMENT (5.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $5,337 on 10/01/2008 à •	$5,337	5,337
Total Repurchase Agreement (cost $5,337)		5,337

	Shares
SECURITIES LENDING COLLATERAL (23.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	24,706,572	24,707
Total Securities Lending Collateral (cost $24,707)		24,707

Total Investment Securities (cost $132,801) #		$131,217

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $24,145.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.81%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $5,444.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $132,801. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,614 and $12,198, respectively. Net unrealized depreciation for tax purposes is $1,584.

Transamerica Premier High Yield Bond Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (112.1%)
Aerospace & Defense (1.7%)
Transdigm, Inc.
7.75%, due 07/15/2014 ^	$750	$705
Beverages (2.3%)
Beverages & More, Inc.
9.25%, due 03/01/2012 -144A	1,000	940
Biotechnology (2.3%)
FMC Finance III SA
6.88%, due 07/15/2017	1,000	962
Capital Markets (4.6%)
Algoma Acquisition Corp.
9.88%, due 06/15/2015 -144A	1,000	901
Intelsat Jackson Holdings, Ltd.
11.25%, due 06/15/2016 ^	1,000	972
Chemicals (1.9%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	1,000	790
Commercial Services & Supplies (1.9%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	750	762
Construction Materials (2.1%)
Texas Industries, Inc.
7.25%, due 07/15/2013	1,000	870
Consumer Finance (4.2%)
Cardtronics, Inc.
9.25%, due 08/15/2013	1,000	900
Ford Motor Credit Co. LLC
7.38%, due 10/28/2009	1,000	804
Containers & Packaging (2.2%)
Graphic Packaging International, Inc.
9.50%, due 08/15/2013 ^	1,000	905
Diversified Consumer Services (2.0%)
Education Management LLC
8.75%, due 06/01/2014	1,000	835
Diversified Financial Services (11.3%)
CDX North America High Yield
8.88%, due 06/29/2013 -144A ^	2,000	1,790
Citigroup, Inc.
8.40%, due 04/30/2018 Ž	1,000	681
Galaxy Entertainment Finance Co., Ltd.
9.88%, due 12/15/2012 -144A	1,000	680
Icahn Enterprises, LP
8.13%, due 06/01/2012	1,000	850
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	600	564
Diversified Telecommunication Services (0.7%)
West Corp.
11.00%, due 10/15/2016 ^	400	288
Electric Utilities (1.6%)
Energy Future Holdings Corp.
10.88%, due 11/01/2017 - 144A ^	725	654
Electrical Equipment (2.2%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	890
Energy Equipment & Services (2.0%)
Seitel, Inc.
9.75%, due 02/15/2014	1,000	815
Food & Staples Retailing (4.8%)
New Albertsons, Inc.
7.25%, due 05/01/2013	1,000	970
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012 ^	1,000	980
Food Products (2.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,000	970
Health Care Equipment & Supplies (1.2%)
Biomet, Inc.
10.00%, due 10/15/2017 ^	500	510
Health Care Providers & Services (2.3%)
CHS/Community Health Systems, Inc.
8.88%, due 07/15/2015 ^	1,000	950
Hotels, Restaurants & Leisure (9.2%)
Carrols Corp.
9.00%, due 01/15/2013	1,000	720
MGM Mirage, Inc.
8.50%, due 09/15/2010 ^	1,000	920
Pokagon Gaming Authority
10.38%, due 06/15/2014 -144A	1,054	1,067
Royal Caribbean Cruises, Ltd.
7.00%, due 06/15/2013 ^	1,000	860
Station Casinos, Inc.
6.63%, due 03/15/2018 ^	1,000	265
Independent Power Producers & Energy Traders (2.1%)
AES Corp.
8.00%, due 06/01/2020 -144A	1,000	875
Industrial Conglomerates (2.2%)
Susser Holdings LLC
10.63%, due 12/15/2013	912	896
IT Services (4.4%)
ACE Cash Express, Inc.
10.25%, due 10/01/2014 -144A	500	360
Iron Mountain, Inc.
7.75%, due 01/15/2015 ^	1,000	990
SunGard Data Systems, Inc.
10.63%, due 05/15/2015 -144A ^	500	470
Leisure Equipment & Products (2.1%)
Leslie’s Poolmart
7.75%, due 02/01/2013	1,000	845
Machinery (6.5%)
Polypore, Inc.
8.75%, due 05/15/2012	800	736
Sally Holdings LLC
9.25%, due 11/15/2014 ^	1,000	943
Titan International, Inc.
8.00%, due 01/15/2012	1,000	970
Media (4.4%)
Kabel Deutschland GMBH
10.63%, due 07/01/2014	1,000	980
Lamar Media Corp.
6.63%, due 08/15/2015 ^	1,000	828
Metals & Mining (1.1%)
Steel Dynamics, Inc.
7.38%, due 11/01/2012	500	458
Multiline Retail (2.0%)
Neiman-Marcus Group, Inc.
10.38%, due 10/15/2015 ^	1,000	838
Oil, Gas & Consumable Fuels (12.2%)
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	1,000	800
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ^	1,000	927
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	1,000	945

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Opti Canada, Inc.
8.25%, due 12/15/2014	$1,000	$895
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	940
Petroleum Development Corp.
12.00%, due 02/15/2018	500	480
Paper & Forest Products (2.0%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	1,000	840
Real Estate Investment Trusts (2.0%)
Host Hotels & Resorts, LP
6.38%, due 03/15/2015	1,000	812
Road & Rail (3.8%)
Hertz Corp.
10.50%, due 01/01/2016 ^	750	626
Kansas City Southern de Mexico SA de CV
7.63%, due 12/01/2013	1,000	955
Specialty Retail (4.4%)
Group 1 Automotive, Inc.
8.25%, due 08/15/2013	1,000	910
Michaels Stores, Inc.
11.38%, due 11/01/2016 ^	450	213
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,000	715
Total Corporate Debt Securities (cost $51,824)		46,017

	Shares
PREFERRED STOCK (0.7%)
Food Products (0.6%)
Archer-Daniels-Midland Co., 6.25% ^ 	10,000	299
Total Preferred Stock (cost $500)		299

	Principal
CONVERTIBLE BOND (0.9%)
Health Care Equipment & Supplies (0.7%)
Hologic, Inc.
2.00%, due 12/15/2037	$500	369
Total Convertible Bond (cost $491)		369

REPURCHASE AGREEMENT (11.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $4,506 on 10/01/2008 à •	4,506	4,506
Total Repurchase Agreement (cost $4,506)		4,506

	Shares
SECURITIES LENDING COLLATERAL (29.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	12,097,448	12,097
Total Securities Lending Collateral (cost $12,097)		12,097

Total Investment Securities (cost $69,418) #		$63,288

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $11,851.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.60%, a maturity date of 08/01/2035, and with a market value plus accrued interest of $4,599.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $69,418. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19 and $6,149, respectively. Net unrealized depreciation for tax purposes is $6,130.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2008, these securities aggregated $7,737, or 18.85% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership

Transamerica Premier Institutional Bond Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (10.4%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^	$34	$35
5.00%, due 05/15/2037 ^	20	22
U.S. Treasury Inflation Indexed Note, TIPS
1.38%, due 07/15/2018 ^	10	9
U.S. Treasury Note
3.13%, due 08/31/2013	5	5
3.50%, due 08/15/2009	10	10
4.00%, due 08/15/2018	33	34
Total U.S. Government Obligations (cost $113)		115

U.S. GOVERNMENT AGENCY OBLIGATIONS (46.4%)
Fannie Mae
4.72%, due 10/01/2035 *	25	25
5.50%, due 03/01/2018 - 01/01/2038	116	116
6.00%, due 05/01/2032 - 12/01/2037	82	83
6.50%, due 10/01/2037	36	37
Freddie Mac
4.00%, due 10/15/2029	26	26
4.25%, due 10/15/2026	15	15
4.81%, due 06/01/2035 *	28	28
5.00%, due 06/01/2021 - 10/15/2030	96	96
5.50%, due 11/01/2018	11	11
5.51%, due 09/01/2037 *	27	27
6.00%, due 11/01/2033 - 01/01/2037	47	48
Total U.S. Government Agency Obligations (cost $510)		512

MORTGAGE-BACKED SECURITIES (6.1%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A	25	21
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	25	21
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	25	22
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H
5.74%, due 06/15/2049 -144A	10	3
Total Mortgage-Backed Securities (cost $84)		67

ASSET-BACKED SECURITY (0.9%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	10	10
Total Asset-Backed Security (cost $10)		10

CORPORATE DEBT SECURITIES (35.9%)
Aerospace & Defense (2.1%)
Boeing Co.
8.75%, due 08/15/2021	10	12
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	12	11
Airlines (0.9%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	6	6
Delta Air Lines, Inc.
7.57%, due 11/18/2010	5	5
Automobiles (1.0%)
Daimler Finance North America LLC
8.00%, due 06/15/2010 ^	10	10
Beverages (3.6%)
Coca-Cola Enterprises, Inc.
3.40%, due 05/06/2011 *	10	10
Diageo Capital PLC
5.75%, due 10/23/2017	10	10
Molson Coors Capital Finance
4.85%, due 09/22/2010 ^	10	10
Sabmiller PLC
6.20%, due 07/01/2011 -144A	10	10
Capital Markets (0.8%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	10	9
Chemicals (3.6%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	20	20
Lubrizol Corp.
4.63%, due 10/01/2009	10	10
PPG Industries, Inc.
5.75%, due 03/15/2013	10	10
Commercial Banks (1.2%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A Ž	10	9
PNC Bank NA
6.88%, due 04/01/2018 ^	5	5
Construction Materials (0.4%)
Texas Industries, Inc.
7.25%, due 07/15/2013	5	4
Consumer Finance (0.7%)
Discover Financial Services
3.35%, due 06/11/2010 *	9	7
Diversified Financial Services (2.4%)
Citigroup, Inc.
6.13%, due 05/15/2018 ^	6	5
8.40%, due 04/30/2018 Ž	5	3
General Electric Capital Corp.
4.80%, due 05/01/2013 ^	10	9
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	9	8
Diversified Telecommunication Services (0.9%)
Telefonica Europe BV
7.75%, due 09/15/2010	10	10
Electric Utilities (0.9%)
Sempra Energy
7.95%, due 03/01/2010	10	10
Energy Equipment & Services (0.4%)
Transocean, Inc.
6.80%, due 03/15/2038	5	5
Food & Staples Retailing (0.4%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012 ^	5	5
Food Products (2.2%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	10	10
General Mills, Inc.
2.92%, due 01/22/2010 *	10	10
Michael Foods, Inc.
8.00%, due 11/15/2013	5	5

	Principal	Value
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015 ^	$5	$4
Household Products (0.5%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	5	5
Independent Power Producers & Energy Traders (0.9%)
Empresa Nacional de Electricidad SA
8.50%, due 04/01/2009	10	10
Industrial Conglomerates (0.9%)
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 -144A	10	10
Insurance (1.1%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A Ž	5	4
Travelers Cos., Inc.
6.75%, due 06/20/2036	9	8
IT Services (0.4%)
Aramark Corp.
8.50%, due 02/01/2015 ^	5	5
Machinery (0.5%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	6	6
Media (0.9%)
Time Warner Cable, Inc.
6.75%, due 07/01/2018	10	9
Metals & Mining (0.4%)
Arcelormittal
5.38%, due 06/01/2013 -144A	5	5
Multiline Retail (0.8%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015 ^	5	4
Target Corp.
7.00%, due 01/15/2038	5	5
Oil, Gas & Consumable Fuels (0.9%)
Petrobras International Finance Co.
5.88%, due 03/01/2018 ^	6	5
PetroHawk Energy Corp.
9.13%, due 07/15/2013	5	5
Paper & Forest Products (1.0%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	10	10
Real Estate Investment Trusts (4.0%)
BRE Properties, Inc.
5.75%, due 09/01/2009	20	20
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	5	4
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	10	10
Westfield Group
5.40%, due 10/01/2012 -144A	11	10
Real Estate Management & Development (0.9%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	10	10
Road & Rail (0.4%)
Hertz Corp.
8.88%, due 01/01/2014 ^	5	4
Specialty Retail (0.4%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	5	5
Total Corporate Debt Securities (cost $422)		396

REPURCHASE AGREEMENT (2.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $22 on 10/01/2008 à •	22	22
Total Repurchase Agreement (cost $22)		22

	Shares
SECURITIES LENDING COLLATERAL (9.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	107,219	107
Total Securities Lending Collateral (cost $107)		107

Total Investment Securities (cost $1,268) #		$1,229

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $105.
*	Floating or variable rate note. Rate is listed as of 09/30/2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.81%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $26.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $1,268. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5 and $44, respectively. Net unrealized depreciation for tax purposes is $39.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2008, these securities aggregated $100, or 9.06% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflation-Protected Security

Transamerica Premier Institutional Diversified Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.1%)
Aerospace & Defense (5.5%)
Boeing Co.	110	$6
Lockheed Martin Corp.	110	12
Precision Castparts Corp.	170	13
Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc. ^	190	7
Auto Components (5.7%)
BorgWarner, Inc.	500	16
Johnson Controls, Inc. ^	550	17
Automobiles (1.0%)
Daimler AG ^	110	6
Beverages (1.2%)
PepsiCo, Inc.	100	7
Capital Markets (10.0%)
BlackRock, Inc. -Class A ^	75	15
Charles Schwab Corp.	750	20
Merrill Lynch & Co., Inc.	250	6
T. Rowe Price Group, Inc. ^	330	18
Chemicals (6.3%)
Ecolab, Inc. ^	200	10
Monsanto Co.	125	12
Sigma-Aldrich Corp. ^	275	14
Communications Equipment (1.1%)
Qualcomm, Inc.	150	7
Computers & Peripherals (6.6%)
Apple, Inc. ‡	185	21
Hewlett-Packard Co. ^	375	17
Construction & Engineering (2.6%)
Jacobs Engineering Group, Inc. ‡	280	15
Consumer Finance (1.1%)
American Express Co. ^	180	6
Diversified Financial Services (3.3%)
CME Group, Inc. -Class A ^	20	7
JPMorgan Chase & Co. ^	245	12
Diversified Telecommunication Services (3.3%)
Verizon Communications, Inc.	600	19
Electronic Equipment & Instruments (2.5%)
Tyco Electronics, Ltd. ^	520	14
Energy Equipment & Services (1.0%)
Schlumberger, Ltd.	75	6
Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	250	16
Health Care Equipment & Supplies (2.1%)
Becton Dickinson & Co.	155	13
Internet & Catalog Retail (2.1%)
Amazon.com, Inc. ‡ ^	170	12
Internet Software & Services (2.8%)
Google, Inc. -Class A ‡	41	16
Machinery (8.0%)
Caterpillar, Inc.	150	9
Donaldson Co., Inc.	250	11
Kennametal, Inc.	500	14
PACCAR, Inc. ^	350	13
Media (2.9%)
Walt Disney Co. ^	550	17
Multiline Retail (1.0%)
Nordstrom, Inc. ^	200	6
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	140	7
Real Estate Investment Trusts (2.8%)
Plum Creek Timber Co., Inc. ^	320	16
Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	140	13
Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp. ^	600	11
Software (5.7%)
Activision Blizzard, Inc. ‡	400	6
Adobe Systems, Inc. ‡	350	14
Salesforce.com, Inc. ‡ ^	269	13
Textiles, Apparel & Luxury Goods (3.4%)
Nike, Inc. -Class B ^	290	19
Trading Companies & Distributors (2.9%)
WW Grainger, Inc. ^	190	17
Total Common Stocks (cost $522)		546

	Principal
REPURCHASE AGREEMENT (6.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $40 on 10/01/2008 à •	$40	40
Total Repurchase Agreement (cost $40)		40

	Shares
SECURITIES LENDING COLLATERAL (25.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	148,339	148
Total Securities Lending Collateral (cost $148)		148

Total Investment Securities (cost $710) #		$734

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $145.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.69%, a maturity date of 08/01/2035, and with a market value plus accrued interest of $43.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $710. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $65 and $41, respectively. Net unrealized appreciation for tax purposes is $24.

Transamerica Premier Institutional Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.1%)
Aerospace & Defense (6.0%)
Boeing Co. ^	38,000	$2,179
Raytheon Co. ^	74,000	3,960
Air Freight & Logistics (3.4%)
Expeditors International of Washington, Inc.^	100,000	3,484
Auto Components (5.5%)
BorgWarner, Inc. ^	60,000	1,966
Johnson Controls, Inc. ^	121,000	3,670
Automobiles (3.0%)
Daimler AG	60,000	3,030
Biotechnology (3.6%)
Gilead Sciences, Inc. ‡ ^	80,000	3,646
Capital Markets (4.1%)
State Street Corp. à	20,000	1,138
T. Rowe Price Group, Inc. ^	58,000	3,115
Chemicals (8.3%)
Ecolab, Inc. ^	25,000	1,213
Praxair, Inc. ^	65,000	4,663
Sigma-Aldrich Corp. ^	50,000	2,621
Commercial Banks (2.2%)
Wells Fargo & Co. ^	60,000	2,252
Communications Equipment (5.8%)
Qualcomm, Inc.	67,000	2,879
Research In Motion, Ltd. ‡ ^	45,000	3,073
Computers & Peripherals (4.0%)
Apple, Inc. ‡	36,000	4,092
Construction & Engineering (3.4%)
Jacobs Engineering Group, Inc. ‡	64,000	3,476
Consumer Finance (2.6%)
American Express Co. ^	75,000	2,657
Diversified Financial Services (2.2%)
CME Group, Inc. -Class A ^	6,100	2,266
Diversified Telecommunication Services (2.0%)
AT&T, Inc. ^	75,000	2,094
Electronic Equipment & Instruments (3.1%)
Tyco Electronics, Ltd.	116,000	3,209
Energy Equipment & Services (2.4%)
Schlumberger, Ltd. ^	32,000	2,499
Health Care Equipment & Supplies (5.7%)
Becton Dickinson & Co. ^	37,000	2,970
Varian Medical Systems, Inc. ‡ ^	50,000	2,856
Industrial Conglomerates (2.7%)
General Electric Co.	110,000	2,805
Internet & Catalog Retail (3.3%)
Amazon.com, Inc. ‡ ^	47,000	3,420
Internet Software & Services (4.4%)
Google, Inc. -Class A ‡	11,400	4,566
Machinery (6.1%)
Caterpillar, Inc. ^	50,000	2,980
PACCAR, Inc.	85,000	3,246
Multiline Retail (2.4%)
Nordstrom, Inc. ^	85,000	2,450
Oil, Gas & Consumable Fuels (1.1%)
Petroleo Brasileiro SA ADR	25,000	1,099
Pharmaceuticals (2.2%)
Allergan, Inc.	44,000	2,266
Road & Rail (3.1%)
Union Pacific Corp.	45,000	3,202
Software (1.5%)
Electronic Arts, Inc. ‡	41,000	1,517
Total Common Stocks (cost $110,227)		96,559

	Principal
REPURCHASE AGREEMENT (4.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $5,089 on 10/01/2008 à •	$ 5,088	5,088
Total Repurchase Agreement (cost $5,088)		5,088

	Shares
SECURITIES LENDING COLLATERAL (19.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	19,480,275	19,480
Total Securities Lending Collateral (cost $19,480)		19,480

Total Investment Securities (cost $134,795) #		$121,127

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $19,043.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.68% to 6.14%, maturity dates ranging from 09/01/2035 to 07/01/2036, and with a total market value plus accrued interest of $5,194.

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $134,795. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,221 and $16,889, respectively. Net unrealized depreciation for tax purposes is $13,668.

DEFINITION:

ADR                     American Depositary Receipt

Transamerica Premier Institutional Small Cap Value Fund

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.8%)
Capital Markets (2.1%)
Diamond Hill Investment Group, Inc. ‡	3,145	$283
Chemicals (4.1%)
Zep, Inc. ^	30,790	543
Commercial Services & Supplies (4.2%)
Navigant Consulting, Inc. ‡ ^	28,265	562
Computers & Peripherals (1.4%)
Hypercom Corp. ‡	48,265	192
Consumer Finance (4.6%)
Ezcorp, Inc. -Class A ‡ ^	32,670	614
Electric Utilities (4.3%)
Uil Holdings Corp. ^	16,895	580
Electronic Equipment & Instruments (4.6%)
Cogent, Inc. ‡	32,075	328
ID Systems, Inc. ‡	31,485	279
Energy Equipment & Services (13.6%)
Dawson Geophysical Co. ‡	4,475	209
Global Industries, Ltd. ‡ ^	20,485	142
Gulf Island Fabrication, Inc. ^	16,070	554
Helix Energy Solutions Group, Inc. ‡	6,645	161
Parker Drilling Co. ‡ ^	53,505	429
Superior Energy Services, Inc. ‡ ^	10,397	324
Food Products (2.2%)
Dean Foods Co. ‡ ^	12,555	293
Health Care Equipment & Supplies (0.4%)
Orthofix International NV ‡	2,760	51
Household Durables (2.2%)
Jarden Corp. ‡ ^	12,540	294
Insurance (1.4%)
American Safety Insurance Holdings, Ltd. ‡ ^	12,305	186
IT Services (3.2%)
Wright Express Corp. ‡ ^	14,355	429
Marine (8.3%)
DryShips, Inc. ^	4,370	155
Excel Maritime Carriers, Ltd. -Class A ^	13,365	202
Genco Shipping & Trading, Ltd. ^	12,180	405
Omega Navigation Enterprises, Inc.-Class A ^	26,910	351
Oil, Gas & Consumable Fuels (11.1%)
General Maritime Corp. ^	18,800	366
Goodrich Petroleum Corp. ‡ ^	9,200	401
Holly Corp.	5,730	166
Petroquest Energy, Inc. ‡ ^	14,650	225
StealthGas, Inc.	24,620	333
Real Estate Investment Trusts (12.7%)
Capstead Mortgage Corp.	43,700	479
LTC Properties, Inc.	15,300	449
Omega Healthcare Investors, Inc.	23,850	469
Parkway Properties, Inc.	7,695	291
Software (2.9%)
Fair Isaac Corp. ^	16,940	390
Textiles, Apparel & Luxury Goods (2.1%)
Hanesbrands, Inc. ‡ ^	12,880	280
Transportation Infrastructure (3.4%)
Aegean Marine Petroleum Network, Inc. ^	20,560	460
Total Common Stocks (cost $14,228)		11,875

	Principal
REPURCHASE AGREEMENT (11.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $1,471 on 10/01/2008 à •	$1,471	1,471
Total Repurchase Agreement (cost $1,471)		1,471

	Shares
SECURITIES LENDING COLLATERAL (26.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	3,503,009	3,503
Total Securities Lending Collateral (cost $3,503)		3,503

Total Investment Securities (cost $19,202) #		$16,849

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $3,412.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.81%, a maturity date of 09/01/2035, and with a market value plus accrued interest of $1,503.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $19,202. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $484 and $2,837, respectively. Net unrealized depreciation for tax purposes is $2,353.

Appendix A

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Effective January 1, 2008, the Funds adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - Quoted prices in active markets for identical securities.

•                  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total Investments in Securities

Transamerica Premier Balanced Fund	$305,282	$126,697	—	$431,979
Transamerica Premier Cash Reserve Fund	—	77,094	—	77,094
Transamerica Premier Diversified Equity Fund	273,841	9,811	—	283,652
Transamerica Premier Equity Fund	878,348	15,135	—	893,483
Transamerica Premier Focus Fund	72,185	7,922	—	80,107
Transamerica Premier Growth Opportunities Fund	125,880	5,337	—	131,217
Transamerica Premier High Yield Bond Fund	12,396	50,892	—	63,288
Transamerica Premier Institutional Bond Fund	107	1,122	—	1,229
Transamerica Premier Institutional Diversified Equity Fund	694	40	—	734
Transamerica Premier Institutional Equity Fund	116,039	5,088	—	121,127
Transamerica Premier Institutional Small Cap Value Fund	15,378	1,471	—	16,849

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 21, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	November 21, 2008